UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2012

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	July 23, 2012
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  75 DATA RECORDS

Form 13F Information Table Value Total:  130098 (thousands)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3-D SYS CORP DEL               COM NEW          88554D205     1955         57255 SH  Sole                                      57255
AFFILIATED MANAGERS GROUP      COM              008252108      728          6655 SH  Sole                                       6655
ALTRIA GROUP INC               COM              02209S103      772         22342 SH  Sole                                      22342
AMERICAN WTR WKS CO INC NEW    COM              030420103     1449         42276 SH  Sole                                      42276
AMETEK INC NEW                 COM              031100100     1681         33690 SH  Sole                                      33690
APACHE CORP                    COM              037411105      378          4296 SH  Sole                                       4296
APPLE INC                      COM              037833100     8854         15161 SH  Sole                                      15161
AT&T CORP                      COM              00206R102      281          7867 SH  Sole                                       7867
BANK OF THE OZARKS INC         COM              063904106      503         16710 SH  Sole                                      16710
CBS CORP NEW                   CL B             124857202     2850         86950 SH  Sole                                      86950
CELGENE CORP                   COM              151020104     1020         15900 SH  Sole                                      15900
CERNER CORP                    COM              156782104     1207         14600 SH  Sole                                      14600
CF INDS HLDGS INC              COM              125269100     3392         17510 SH  Sole                                      17510
CHEVRON CORP NEW               COM              166764100     1952         18506 SH  Sole                                      18506
CIRRUS LOGIC INC               COM              172755100     1697         56853 SH  Sole                                      56853
CISCO SYS INC                  COM              17275R102     1252         72900 SH  Sole                                      72900
COACH INC                      COM              189754104     2243         38354 SH  Sole                                      38354
COINSTAR                       COM              19259P300     1663         24227 SH  Sole                                      24227
CORE LABORATORIES N V          COM              N22717107     1278         11031 SH  Sole                                      11031
CSX CORP                       COM              126408103      619         27671 SH  Sole                                      27671
DAVITA INC COM                 COM              23918K108     2088         21256 SH  Sole                                      21256
DENBURY RES INC 	       COM NEW          247916208      518         34300 SH  Sole                                      34300
DISCOVER FINL SVCS             COM              254709108     3266         94447 SH  Sole                                      94447
DOLLAR GEN CORP NEW            COM              256677105     1496         27500 SH  Sole                                      27500
E M C CORP MASS                COM              268648102     1801         70286 SH  Sole                                      70286
EASTMAN CHEM CO                COM              277432100     2230         44276 SH  Sole                                      44276
EBAY INC                       COM              278642103     1618         38510 SH  Sole                                      38510
EXXON MOBIL CORP               COM              30231G102      397          4640 SH  Sole                                       4640
F M C CORP                     COM NEW          302491303     2854         53374 SH  Sole                                      53374
GOODRICH CORP                  COM              382388106      369          2910 SH  Sole                                       2910
HAIN CELESTIAL GROUP INC       COM              405217100     2261         41087 SH  Sole                                      41087
HELIX ENERGY SOLUTIONS GRP INC COM              42330P107     1064         64820 SH  Sole                                      64820
HOLLYFRONTIER CORP             COM              436106108     1256         35459 SH  Sole                                      35459
HOME DEPOT INC                 COM              437076102     1809         34140 SH  Sole                                      34140
HONEYWELL INTL INC             COM              438516106      438          7844 SH  Sole                                       7844
INTERNATIONAL BUSINESS MACHS   COM              459200101     4158         21262 SH  Sole                                      21262
INTUITIVE SURGICAL INC         COM NEW          46120E602     1518          2742 SH  Sole                                       2742
KLA-TENCOR CORP                COM              482480100     1916         38894 SH  Sole                                      38894
LANDSTAR SYS INC               COM              515098101     1153         22300 SH  Sole                                      22300
LIMITED BRANDS INC             COM              532716107      434         10200 SH  Sole                                      10200
LINCOLN ELEC HLDGS INC         COM              533900106     1687         38536 SH  Sole                                      38536
LKQ CORP                       COM              501889208     1555         46593 SH  Sole                                      46593
MASTERCARD INC                 CL A             57636Q104     3308          7692 SH  Sole                                       7692
MICROSOFT CORP                 COM              594918104     1649         53893 SH  Sole                                      53893
MONSTER BEVERAGE CORP          COM              611740101     4657         65410 SH  Sole                                      65410
NATIONAL OILWELL VARCO INC     COM              637071101     2009         31174 SH  Sole                                      31174
NCR CORP NEW                   COM              62886E108     1947         85672 SH  Sole                                      85672
NUANCE COMMUNICATIONS INC      COM              67020Y100      598         25123 SH  Sole                                      25123
O REILLY AUTOMOTIVE INC NEW    COM              67103H107     1117         13338 SH  Sole                                      13338
OIL STS INTL INC               COM              678026105     2029         30650 SH  Sole                                      30650
ORACLE CORP                    COM              68389X105     1685         56730 SH  Sole                                      56730
PARKER HANNIFIN CORP           COM              701094104      571          7429 SH  Sole                                       7429
PERRIGO CO                     COM              714290103      720          6106 SH  Sole                                       6106
PIONEER NAT RES CO             COM              723787107     1023         11600 SH  Sole                                      11600
POLARIS INDS INC               COM              731068102     1743         24381 SH  Sole                                      24381
PRICELINE COM INC              COM NEW          741503403     2451          3688 SH  Sole                                       3688
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     1784         33500 SH  Sole                                      33500
ROPER INDS INC NEW             COM              776696106     1587         16100 SH  Sole                                      16100
ROSS STORES INC                COM              778296103     1834         29352 SH  Sole                                      29352
SOLARWINDS INC                 COM              83416B109     1825         41900 SH  Sole                                      41900
STARBUCKS CORP                 COM              855244109     1804         33825 SH  Sole                                      33825
STURM RUGER & CO INC           COM              864159108     1526         38005 SH  Sole                                      38005
SXC HEALTH SOLUTIONS CORP      COM              78505P100     2406         24255 SH  Sole                                      24255
TEXTRON INC                    COM              883203101     1229         49436 SH  Sole                                      49436
HERSHEY CO                     COM              427866108     2565         35609 SH  Sole                                      35609
TJX COS INC NEW                COM              872540109     2499         58217 SH  Sole                                      58217
TRANSDIGM GROUP INC            COM              893641100     2834         21100 SH  Sole                                      21100
UNITED RENTALS INC             COM              911363109     1244         36545 SH  Sole                                      36545
UNITEDHEALTH GROUP INC         COM              91324P102     1753         29974 SH  Sole                                      29974
U S AIRWAYS GROUP INC          COM              90341W108      761         57100 SH  Sole                                      57100
US BANCORP DEL                 COM NEW          902973304     1566         48679 SH  Sole                                      48679
VALEANT PHARMACEUTICALS INTL   COM              91911K102      948         21170 SH  Sole                                      21170
VALMONT INDS INC               COM              920253101     2492         20600 SH  Sole                                      20600
WELLS FARGO & CO NEW           COM              949746101      419         12531 SH  Sole                                      12531
WYNDHAM WORDLWIDE CORP         COM              98310W108     1851         35102 SH  Sole                                      35102